Defined benefit plans - Summary of changes in the present value of defined benefit obligation and plan assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		₩ 44,140	[1]	₩ 119,458
Included in profit or loss:
Current service cost		179,751		179,390
Past service cost		2,570		9,069
Interest expense (income)		(30)		2,208
Settlement income (expense)		(4,844)		(306)
Subtotal		177,447		190,361
Included in other comprehensive income:
Demographic assumptions		(1,642)		18
Financial assumptions		(84,985)		(44,424)
Experience adjustment		(5,450)		2,957
Return on plan assets excluding interest income		32,720		20,027
Subtotal		(59,357)		(21,422)
Other:
Benefits paid by the plan		(7,146)		(6,047)
Succession through related party transactions		5,135
Contributions paid into the plan		(249,109)		(239,838)
Settlement gain or loss		(2,222)		1,358
Business combination (Note 47)				848
Effect of changes in foreign exchange rates		296		(578)
Subtotal		(253,046)		(244,257)
Ending balance	[1]	(90,816)		44,140
Defined benefit obligation
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		2,182,464		2,063,102
Included in profit or loss:
Current service cost		179,751		179,390
Past service cost		2,570		9,069
Interest expense (income)		64,729		57,674
Settlement income (expense)		(4,844)		(306)
Subtotal		242,206		245,827
Included in other comprehensive income:
Demographic assumptions		(1,642)		18
Financial assumptions		(87,406)		(44,424)
Experience adjustment		(5,450)		2,957
Return on plan assets excluding interest income		0
Subtotal		(94,498)		(41,449)
Other:
Benefits paid by the plan		(127,493)		(83,614)
Succession through related party transactions		5,135
Contributions paid into the plan		(10)		(268)
Settlement gain or loss		(2,231)		(2,695)
Business combination (Note 47)				2,139
Effect of changes in foreign exchange rates		296		(578)
Subtotal		(124,303)		(85,016)
Ending balance		2,205,869		2,182,464
Plan assets
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		(2,138,324)		(1,943,644)
Included in profit or loss:
Current service cost		0
Past service cost		0
Interest expense (income)		(64,759)		(55,466)
Settlement income (expense)		0
Subtotal		(64,759)		(55,466)
Included in other comprehensive income:
Demographic assumptions		0
Financial assumptions		2,421
Experience adjustment		0
Return on plan assets excluding interest income		32,720		20,027
Subtotal		35,141		20,027
Other:
Benefits paid by the plan		120,347		77,567
Succession through related party transactions		0
Contributions paid into the plan		(249,099)		(239,570)
Settlement gain or loss		9		4,053
Business combination (Note 47)				(1,291)
Effect of changes in foreign exchange rates		0
Subtotal		(128,743)		(159,241)
Ending balance		₩ (2,296,685)		₩ (2,138,324)

[1]	The liability for defined benefit obligation of W44,140 million as of December 31, 2020 is the net defined benefit liabilities of W62,514 million less the net defined assets of W18,374 million. In addition, the asset for defined benefit obligation of W90,816 million as of December 31, 2021 is the net defined benefit assets of W142,020 million less the net defined liabilities of W51,204 million.